Average Annual Total Returns - AZL MVP Moderate Index Strategy Fund	Apr. 30, 2021
ModerateCompositeIndex [Member]
Average Annual Return:
1 Year	15.37%	[1]
5 Years	11.23%	[1]
Since Inception	10.53%	[1]
Inception Date	Jan. 10, 2012	[1]
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
Since Inception	3.42%	[1]
Inception Date	Jan. 10, 2012	[1]
AZL MVP Moderate Index Strategy Fund
Average Annual Return:
1 Year	6.44%
5 Years	7.39%
Since Inception	8.16%
Inception Date	Jan. 10, 2012

[1]	Reflects no deduction for fees, expenses, or taxes.